4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Jan. 31, 2021
Notes
4. RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.RECENTLY ADOPTED ACCOUNTING STANDARDS, AND ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

There are no new standards issued but not yet effective as of January 31, 2021, that are expected to have a material impact to the Company's financial statements.

(a)Adoption of IAS 1 and 8 - Presentation of financial statements

The Company adopted IAS 1 and 8 on February 1, 2020.  IAS 1 and 8 provide clarification on the definition of materiality and how it should be applied.  The amendments also align the definition of material across International Financial Reporting Standards and other publications.  There was no impact on the Company's financial statements.